Employee Benefit Plans and Defined Benefit Pension Plans - Investment Policies (Details) - Mafco Worldwide & Merisant	Dec. 31, 2019
Cash equivalents and other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	0.00%
Cash equivalents and other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	17.00%
Fixed income securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	45.00%
Fixed income securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	100.00%
Equity securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	0.00%
Equity securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target (as a percent)	28.00%